REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of Deposit Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Assets
Net contract asset at beginning of period	$ 3,183	$ 3,938
Amortization of contract assets and contract liabilities from contracts at the beginning of the year	(3,183)	(3,938)
Cash (received)/paid, excluding amounts recognized in the income statement	9,481	3,183
Net contract asset at end of period	9,481	3,183
Contract Liabilities
Net contract liability at beginning of period	353	5,320
Amortization of contract assets and contract liabilities from contracts at the beginning of the year	353	5,320
Cash (received)/paid, excluding amounts recognized in the income statement	0	(353)
Net contract liability at end of period	0	353
Net Contract Balances
Net balance at the beginning of period	2,830	(1,382)
Amortization of contract assets and contract liabilities from contracts at the beginning of the year	(2,830)	1,382
Cash (received)/paid, excluding amounts recognized in the income statement	9,481	2,830
Net balance at the end of period	$ 9,481	$ 2,830